Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.23%
Australia–0.60%
CSL Ltd.	13,019	$2,661,995
Brazil–2.74%
Ambev S.A., ADR	1,184,312	4,926,738
B3 S.A. - Brasil, Bolsa, Balcao	379,431	4,270,437
Banco Bradesco S.A., ADR	398,764	3,042,569
		12,239,744
Canada–3.41%
CGI, Inc., Class A(a)	88,576	6,782,081
Open Text Corp.	143,496	6,458,079
Tourmaline Oil Corp.	194,827	1,965,347
		15,205,507
China–6.78%
Alibaba Group Holding Ltd., ADR(a)	45,208	9,339,521
Kweichow Moutai Co. Ltd., A Shares	17,490	2,601,755
New Oriental Education & Technology Group, Inc., ADR(a)	33,014	4,012,852
Tencent Holdings Ltd.	91,900	4,363,695
Wuliangye Yibin Co. Ltd., A Shares	224,984	3,971,234
Yum China Holdings, Inc.	138,859	5,980,657
		30,269,714
Denmark–1.05%
Carlsberg A/S, Class B	32,019	4,685,275
France–4.81%
Bureau Veritas S.A.	292,327	8,070,304
Criteo S.A., ADR(a)	205,561	3,163,584
Pernod Ricard S.A.	30,426	5,277,040
Schneider Electric SE	49,733	4,985,379
		21,496,307
Germany–4.36%
Deutsche Boerse AG	47,128	7,686,281
Knorr-Bremse AG	34,123	3,729,670
SAP SE	61,422	8,037,861
		19,453,812
Hong Kong–1.07%
AIA Group Ltd.	485,000	4,781,616
Indonesia–1.09%
PT Bank Mandiri (Persero) Tbk	8,914,600	4,880,051
Ireland–1.50%
Flutter Entertainment PLC	58,937	6,689,959
Israel–1.03%
Check Point Software Technologies Ltd.(a)	40,283	4,604,750
Italy–1.86%
FinecoBank Banca Fineco S.p.A.	707,541	8,282,663
Japan–4.32%
Hoya Corp.	67,000	6,440,329
Shares		Value
Japan–(continued)
Keyence Corp.	11,900	$4,034,762
Koito Manufacturing Co. Ltd.	74,000	3,188,816
SMC Corp.	13,000	5,624,885
		19,288,792
Mexico–0.81%
Fomento Economico Mexicano S.A.B. de C.V., ADR	39,904	3,598,144
Netherlands–1.00%
Prosus N.V.(a)	62,085	4,474,326
South Korea–1.05%
Samsung Electronics Co. Ltd.	100,532	4,704,817
Spain–1.30%
Amadeus IT Group S.A.	74,377	5,825,947
Switzerland–0.91%
Alcon, Inc.(a)	68,721	4,059,832
Taiwan–1.86%
Taiwan Semiconductor Manufacturing Co. Ltd.	776,428	8,306,016
United Kingdom–6.85%
British American Tobacco PLC	117,088	5,175,890
Clinigen Group PLC	759,117	9,703,346
Melrose Industries PLC	737,914	2,281,291
Reckitt Benckiser Group PLC	56,413	4,672,429
RELX PLC	197,483	5,244,261
TechnipFMC PLC	217,389	3,490,011
		30,567,228
United States–48.83%
Activision Blizzard, Inc.	96,889	5,666,069
Advance Auto Parts, Inc.	43,326	5,708,201
Alphabet, Inc., Class A(a)	5,814	8,330,183
Alphabet, Inc., Class C(a)	6,053	8,681,394
Amazon.com, Inc.(a)	3,620	7,271,566
Aon PLC	25,197	5,549,639
Apple, Inc.	45,076	13,951,473
Aptiv PLC	68,084	5,772,842
Assurant, Inc.	33,690	4,398,566
Avanos Medical, Inc.(a)	106,210	2,925,023
Baxter International, Inc.	74,435	6,641,091
Booking Holdings, Inc.(a)	4,658	8,526,702
Broadcom, Inc.	21,706	6,623,803
Comcast Corp., Class A	132,872	5,738,742
Dollar General Corp.	27,008	4,143,297
Dril-Quip, Inc.(a)	78,294	3,202,225
Fidelity National Information Services, Inc.	33,178	4,766,351
Fortive Corp.	57,082	4,277,154
Horizon Therapeutics PLC(a)	123,469	4,258,446
IHS Markit Ltd.	90,072	7,103,078
Intercontinental Exchange, Inc.	51,563	5,142,894
JPMorgan Chase & Co.	53,050	7,021,698
Kansas City Southern	47,693	8,045,332
L3Harris Technologies, Inc.	14,708	3,255,322

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Shares		Value
United States–(continued)
Las Vegas Sands Corp.	99,093	$6,471,764
Lowe’s Cos., Inc.	18,643	2,167,062
Microsoft Corp.	45,268	7,705,972
Mondelez International, Inc., Class A	130,290	7,476,040
NCR Corp.(a)	228,112	7,691,937
PayPal Holdings, Inc.(a)	63,424	7,223,359
Philip Morris International, Inc.	134,153	11,094,453
PTC, Inc.(a)	48,990	4,072,049
RealPage, Inc.(a)	97,085	5,664,910
Sabre Corp.	200,004	4,308,086
Tradeweb Markets, Inc., Class A	47,491	2,193,134
Wyndham Hotels & Resorts, Inc.	86,560	4,948,635
		218,018,492
Total Common Stocks & Other Equity Interests (Cost $293,807,037)		434,094,987
Shares		Value
Money Market Funds–2.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(b)	3,220,596	$3,220,596
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(b)	2,339,789	2,340,725
Invesco Treasury Portfolio, Institutional Class, 1.47%(b)	3,680,682	3,680,682
Total Money Market Funds (Cost $9,241,448)		9,242,003
TOTAL INVESTMENTS IN SECURITIES—99.30% (Cost $303,048,485)		443,336,990
OTHER ASSETS LESS LIABILITIES–0.70%		3,103,866
NET ASSETS–100.00%		$446,440,856
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,661,995	$—	$2,661,995
Brazil	12,239,744	—	—	12,239,744
Canada	15,205,507	—	—	15,205,507
China	19,333,030	10,936,684	—	30,269,714
Denmark	—	4,685,275	—	4,685,275
France	3,163,584	18,332,723	—	21,496,307
Germany	—	19,453,812	—	19,453,812
Hong Kong	—	4,781,616	—	4,781,616
Indonesia	—	4,880,051	—	4,880,051
Ireland	—	6,689,959	—	6,689,959
Israel	4,604,750	—	—	4,604,750
Italy	—	8,282,663	—	8,282,663
Japan	—	19,288,792	—	19,288,792
Mexico	3,598,144	—	—	3,598,144
Netherlands	—	4,474,326	—	4,474,326
South Korea	—	4,704,817	—	4,704,817
Spain	—	5,825,947	—	5,825,947
Switzerland	—	4,059,832	—	4,059,832
Taiwan	—	8,306,016	—	8,306,016
United Kingdom	—	30,567,228	—	30,567,228
United States	218,018,492	—	—	218,018,492
Money Market Funds	9,242,003	—	—	9,242,003
Total Investments	$285,405,254	$157,931,736	$—	$443,336,990
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Global Growth Fund